Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Operating Assets and Liabilities, Weighted-Average Remaining Term and Discount Rate, Lessee
The following table summarizes the carrying amounts of our operating leased assets and liabilities at December 31, along with key inputs used to discount our lease liabilities:

($ in millions)	2025	2024
Operating lease assets	$199	$193
Operating lease liabilities	$205	$196
Weighted-average remaining term	3.3 years	3.7 years
Weighted-average discount rate	5.0%	5.1%

Minimum Commitments under Noncancelable Operating Lease Agreements
At December 31, 2025, the following table shows our operating lease liabilities, on an undiscounted basis for the periods indicated:

(millions)	Commitments
2026	$90
2027	55
2028	36
2029	23
2030	12
Thereafter	6
Total	222
Interest	(17)
Present value of lease liabilities	$205

Lease, Cost	The operating lease expense for the years ended December 31, was as follows:

(millions)	Expense
2025	$110
2024	104
2023	94